UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities
Net cash provided by operating activities	$ 6,217	¥ 42,209	¥ 37,610
Cash flows from investing activities
Purchase of available-for-sale investments	(41,092)	(279,000)	(181,000)
Proceeds from available-for-sale investments	22,534	153,000	118,000
Purchase of held-to-maturity investments	(11,046)	(75,000)	(356,000)
Maturity and proceeds from held-to-maturity investments	11,194	76,000	355,000
Purchase of property and equipment	(592)	(4,018)	(4,213)
Prepayment for leasehold improvement	(354)	(2,402)	(3,409)
Purchase of intangible assets			(156)
Cash acquired from purchase of subsidiary	5,541	37,622
Purchase of other non-current assets	(507)	(3,444)	(51,752)
Cash balances at disposed subsidiaries	(6)	(39)	(229)
Payment as result of disposal of subsidiaries			(25,532)
Collection of loan receivables			42,677
Loan to third party	(3,255)	(22,100)
Net cash used in investing activities	(17,583)	(119,381)	(106,614)
Cash flows from financing activities
Proceeds from short-term borrowings	3,006	20,409
Repayments of borrowing from third party			(41,179)
Net cash provided by /(used in) financing activities	3,006	20,409	(41,179)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(168)	(1,144)	577
Net change in cash, cash equivalents and restricted cash	(8,528)	(57,907)	(109,606)
Cash, cash equivalents and restricted cash at beginning of periods	23,211	157,600	241,508
Cash, cash equivalents and restricted cash at end of periods	14,683	99,693	131,902
Supplemental disclosure of cash flow information
Income tax paid	(391)	(2,656)	(465)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	144	980
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	1,708	11,595
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 14,635	¥ 99,366	¥ 148,920